Consolidated Statements of Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 6,915	$ 9,483	$ 14,961
Cost of revenues		(15,578)	(15,295)	(19,285)
Cost of revenues - idle capacity		(16,163)	(26,951)	(34,001)
Gross loss		(24,826)	(32,763)	(38,325)
Operating expenses:
Research and development		1,478	8,398	13,772
Selling, general and administrative		30,864	47,281	65,324
Impairment charge		112	283	842
Total operating expenses		32,454	55,962	79,938
Loss from operations		(57,280)	(88,725)	(118,263)
Other income (expense):
Other income		2,439	1,360	1,243
Interest income		51	681	840
Interest expense		(16,574)	(14,819)	(14,724)
Government grant		2,990	3,748	19,467
(Loss) Gain on equity investment		(355)	(519)	6
Other expenses		(276)	(227)	(87)
Total other (expenses) income, net		(11,725)	(9,776)	6,745
Loss before income taxes		(69,005)	(98,501)	(111,518)
Provision for income tax
Net loss		(69,005)	(98,501)	(111,518)
Net loss attributed to non-controlling interest		(22,110)	(30,390)	(34,262)
Net loss attributed to shareholders of Chijet Motor		$ (46,895)	$ (68,111)	$ (77,256)
Basic net loss per share attributable to shareholders	[1],[2]	$ (8.66)	$ (12.90)	$ (15.23)
Diluted net loss per share attributable to shareholders	[1],[2]	$ (8.66)	$ (12.90)	$ (15.23)
Basic weighted average ordinary shares outstanding	[1],[2]	5,412,657	5,281,218	5,071,010
Diluted weighted average ordinary shares outstanding	[1],[2]	5,412,657	5,281,218	5,071,010
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 6,381	$ 7,080	$ 8,053
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 534	$ 2,403	$ 6,908

[1]	Par value of ordinary shares, treasury stock, additional paid-in capital and share data have been retrospectively restated to give effect to a 1-for-30 reverse stock split that is discussed in Note 1(b) and the reverse recapitalization that is discussed in Note 1(c).
[2]	Shares issuable upon exercise of warrants were excluded in calculating diluted loss per share.